Filed pursuant to Rule 497(e)
Registration Nos. 33-47508/811-06653

Supplement to
the Jensen Portfolio, d/b/a Jensen Quality Growth Fund
Prospectus
for Class J Shares and Class I Shares
dated September 30, 2011

April 5, 2012

The biography of Robert D. McIver under the subheading “Portfolio Managers” on page 9 of the Prospectus is replaced with the following:

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 20 years of experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver has been a member of the investment team since March 2005.

Please retain this Supplement with your Prospectus for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 33-47508/811-06653

Supplement to
the Jensen Portfolio, d/b/a Jensen Quality Growth Fund
Prospectus
for Class R Shares
dated September 30, 2011

April 5, 2012

The biography of Robert D. McIver under the subheading “Portfolio Managers” on pages 8 and 9 of the Prospectus is replaced with the following:

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 20 years of experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver has been a member of the investment team since March 2005.

Please retain this Supplement with your Prospectus for reference.